Concentrations (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Customer Two
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	27.00%	9.00%	25.00%	11.00%
Customer One
Concentration Risk [Line Items]
Sales Revenue Goods, Percent	37.00%	20.00%	26.00%	17.00%